Trade Receivables, Net (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Trade Receivables, Net [Abstract]
Trade receivables - With no allowance recorded, Recorded Investment
Trade receivables - With an allowance recorded, Recorded Investment	1,154,542	1,520,531	2,004,224
Trade receivables - Total, Recorded Investment	1,154,542	1,520,531	2,004,224
Trade receivables - With no allowance recorded, Unpaid Principal Balance
Trade receivables - With an allowance recorded, Unpaid Principal Balance	778,919	583,708	526,457
Trade receivables - Total, Unpaid Principal Balance	778,919	583,708	526,457
Trade receivables - With no allowance recorded, Related allowance
Trade receivables - With an allowance recorded, Related allowance	969,623	731,475	751,563
Trade receivables - Total, Related allowance	969,623	731,475	751,563
Trade receivables - With no allowance recorded, Average recorded investment
Trade receivables - With an allowance recorded, Average recorded investment	1,406,308	2,079,319	2,017,685
Trade receivables - Total, Average recorded investment	1,406,308	2,079,319	2,017,685
Trade receivables - With no allowance recorded, Interest income recognised
Trade receivables - With an allowance recorded, Interest income recognised	15,695	43,376	213,402
Trade receivables - Total, Interest income recognised	$ 15,695	$ 43,376	$ 213,402